                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):                          [ ] is a restatement.
                                                           [ ] adds new holdings
                                                               entries.

Institutional Investment Manager Filing this Report:

Name: Technology Crossover Management V, L.L.C.
Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number: 28-12062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell                    Palo Alto, California   April 18, 2008
[Signature]                                [City, State]           [Date]


Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

     [ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $301,678
                                       (thousands)

                                                                                                                Voting
                         Title of               Value     Shares/   Sh/  Put/  Invstmt    Other               Authority
Name of Issuer             Class     CUSIP    (x$1000)    PrnAmt    Prn  Call  Dscretn  Managers     Sole       Shared   None
-----------------------  --------  ---------  --------  ----------  ---  ----  -------  --------  ----------  ---------  ----
Penson Worldwide, Inc.    Common   709600100     3,192     345,794   SH          Sole                345,794      0        0
RiskMetrics Group, Inc.   Common   767735103   123,035   6,424,802   SH          Sole              6,424,802      0        0
TechTarget, Inc.          Common   87874R100   175,452  12,381,914   SH          Sole             12,381,914      0        0
                                              --------
                                   TOTAL      $301,678